Lease commitments - Additional information (Details)								1 Months Ended			3 Months Ended
	Oct. 01, 2020 USD ($) $ / shares shares	Oct. 01, 2020 CAD ($) $ / shares shares	Jul. 07, 2020 $ / shares shares	Jun. 25, 2020 CAD ($) $ / shares shares	Jun. 16, 2020 CAD ($) $ / shares shares	Jun. 10, 2020 shares	Nov. 09, 2018 shares	Aug. 13, 2020 USD ($) shares	Aug. 13, 2020 CAD ($) $ / shares shares	Jul. 27, 2020 USD ($) shares	Sep. 30, 2020 CAD ($)	Sep. 29, 2020 USD ($) shares	Jun. 30, 2020 CAD ($)	Mar. 31, 2020 CAD ($)	Sep. 30, 2019 CAD ($)	Jun. 30, 2019 CAD ($)	Jul. 13, 2020 USD ($)	Mar. 27, 2020 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares issued | shares			28,517	25,000	187,500		4,250,000	1,274,000	1,274,000
Share issued price | $ / shares			$ 3.20	$ 0.30	$ 0.80				$ 2.56
Number Of Warrants Exercised | shares			75,315
Gross proceeds from issuance					$ 150,000			$ 4,427,429	$ 3,261,440
Gross proceeds from exercise of options | $				$ 7,500
Share issuance costs and fees | $											$ 1,728,403		$ 2,890,382	$ 73,330	$ 15,699	$ 10,425
Investors [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maximum aggregate offering price | $																	$ 59,500,000	$ 30,000,000
Number of common shares issued | shares						10,000,000
Share transaction | Investors [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares issued | shares												111,250
Gross proceeds from issuance | $												$ 242,500
Share transaction | Investors One [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares issued | shares										135,171
Gross proceeds from issuance | $										$ 88,644
Share transaction | Subsequent Event [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares issued | shares	98,750	98,750
Share issued price | $ / shares	$ 2.00
Gross proceeds from issuance | $	$ 197,500
Share transaction | Subsequent Event [Member] | Investors [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares issued | shares	77,500	77,500
Gross proceeds from exercise of options | $		$ 58,750
Share transaction | Subsequent Event [Member] | Investors [Member] | Minimum
Disclosure of non-adjusting events after reporting period [line items]
Share issued price | $ / shares		$ 0.30
Share transaction | Subsequent Event [Member] | Investors [Member] | Maximum
Disclosure of non-adjusting events after reporting period [line items]
Share issued price | $ / shares		$ 2.00